Income Taxes (Details) - Schedule of change in the total valuation allowance for deferred tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of change in the total valuation allowance for deferred tax assets [Abstract]
Opening balance January 1,	$ 10,010	$ 5,124
Utilization during the year		(99)
Increases during the year	5,602	4,985
Closing balance December 31,	$ 15,612	$ 10,010